Investments	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Investments
10.	Investments

EUR millions	June 30, 2022	December 31, 2021

Available-for-sale (AFS)	81,894	99,884

Loans	48,515	46,823

Financial assets at fair value through profit or loss (FVTPL)	7,537	8,481

Financial assets, for general account, excluding derivatives	137,947	155,188

Investments in real estate	2,789	2,643

Total investments for general account, excluding derivatives	140,736	157,831
The following table provides a breakdown of financial assets, for general account, excluding derivatives:

EUR millions	AFS	FVTPL	Loans	Total

Shares	246	1,768	-	2,014

Debt securities	75,769	1,735	-	77,503

Money market and other short-term investments	4,944	96	-	5,040

Mortgages loans	-	-	41,599	41,599

Private loans	-	-	4,814	4,814

Deposits with financial institutions	-	-	46	46

Policy loans	-	-	2,053	2,053

Other	935	3,939	3	4,877

June 30, 2022	81,894	7,537	48,515	137,947

	AFS	FVTPL	Loans	Total

Shares	350	1,665	-	2,015

Debt securities	93,899	3,296	-	97,195

Money market and other short-term investments	4,790	120	-	4,910

Mortgages loans	-	-	39,991	39,991

Private loans	-	-	4,883	4,883

Deposits with financial institutions	-	-	52	52

Policy loans	-	-	1,893	1,893

Other	844	3,401	3	4,248

December 31, 2021	99,884	8,481	46,823	155,188
Total investments for general account, excluding derivatives, in the first six months period of 2022 decreased, compared to the position at December 31, 2021, mainly due to rising interest rates and credit spread widening affecting bond valuation and sale of debt securities in mainly the Americas and the Netherlands.